SWP Growth & Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 86.1%	Shares	Value
Communication Services - 4.0%
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A	4,642	$1,486,275
Match Group, Inc.	55,473	1,847,806
Meta Platforms, Inc. - Class A (a)	3,060	1,982,727
Total Communication Services		5,316,808

Consumer Discretionary - 8.3%
Automobiles - 1.2%
Toyota Motor Corp. - ADR	8,065	1,628,081

Household Durables - 1.4%
Toll Brothers, Inc.	13,490	1,886,307

Specialty Retail - 5.7%
Dick's Sporting Goods, Inc.	12,882	2,661,035
Home Depot, Inc. (a)	5,597	1,997,681
TJX Cos., Inc.	19,073	2,897,570
		7,556,286
Total Consumer Discretionary		11,070,674

Consumer Staples - 2.3%
Tobacco - 2.3%
Philip Morris International, Inc.	20,003	3,150,072

Energy - 6.0%
Energy Equipment & Services - 1.9%
Baker Hughes Co.	51,743	2,597,499

Oil, Gas & Consumable Fuels - 4.1%
Cameco Corp.	23,412	2,072,196
Canadian Natural Resources Ltd.	49,625	1,675,836
Enbridge, Inc.	34,510	1,683,398
		5,431,430
Total Energy		8,028,929

Financials - 14.6%
Banks - 5.2%
Citigroup, Inc. (a)	29,545	3,060,862
JPMorgan Chase & Co. (a)	10,604	3,319,900
PNC Financial Services Group, Inc.	2,909	554,805
		6,935,567
Capital Markets - 7.9%
Blackrock, Inc.	2,568	2,689,466
Blackstone, Inc.	18,257	2,673,190
Goldman Sachs Group, Inc. (a)	2,501	2,065,926
Jefferies Financial Group, Inc.	55,916	3,218,525
		10,647,107
Consumer Finance - 1.5%
American Express Co.	5,640	2,060,123
Total Financials		19,642,797

Health Care - 9.4%
Biotechnology - 0.5%
AbbVie, Inc.	2,613	594,980

Health Care Equipment & Supplies - 3.9%
Medtronic PLC	30,233	3,184,442
Stryker Corp.	5,596	2,077,123
		5,261,565
Health Care Providers & Services - 2.4%
Cencora, Inc.	8,843	3,262,448

Pharmaceuticals - 2.6%
AstraZeneca PLC - ADR	28,351	2,628,705
Eli Lilly & Co.	770	828,112
		3,456,817
Total Health Care		12,575,810

Industrials - 10.5%
Aerospace & Defense - 2.2%
RTX Corp.	16,858	2,948,633

Electrical Equipment - 3.8%
Eaton Corp. PLC	6,610	2,286,333
Emerson Electric Co.	20,468	2,730,022
		5,016,355
Ground Transportation - 0.3%
Union Pacific Corp.	1,977	458,328

Machinery - 2.2%
Flowserve Corp.	41,000	2,925,350

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	10,563	2,733,915
Total Industrials		14,082,581

Information Technology - 24.6%
IT Services - 3.5%
International Business Machines Corp.	15,081	4,653,695

Semiconductors & Semiconductor Equipment - 6.6%
Broadcom, Inc. (a)	17,710	7,136,421
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	6,174	1,799,783
		8,936,204
Software - 9.5%
Microsoft Corp. (a)	16,943	8,336,126
Oracle Corp. (a)	21,639	4,369,996
		12,706,122
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	23,953	6,679,294
Total Information Technology		32,975,315

Materials - 2.6%
Construction Materials - 1.1%
Vulcan Materials Co.	5,131	1,525,138

Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	45,127	1,939,559
Total Materials		3,464,697

Utilities - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp.	19,073	2,363,908
NextEra Energy, Inc.	31,628	2,729,180
Total Utilities		5,093,088
TOTAL COMMON STOCKS (Cost $106,431,042)		115,400,771

REAL ESTATE INVESTMENT TRUSTS - 3.7%	Shares	Value
Real Estate - 3.7%
Industrial REITs - 1.9%
Prologis, Inc.	20,003	2,570,986

Specialized REITs - 1.8%
Digital Realty Trust, Inc.	15,068	2,412,688
Total Real Estate		4,983,674
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,949,252)		4,983,674

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (b)	481,222	481,222
TOTAL MONEY MARKET FUNDS (Cost $481,222)		481,222

TOTAL INVESTMENTS - 90.2% (Cost $111,861,516)		120,865,667
Other Assets in Excess of Liabilities - 9.8%		13,178,642
TOTAL NET ASSETS - 100.0%		$134,044,309

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

SWP Growth & Income ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)% (a)(b)
Broadcom, Inc., Expiration: 12/05/2025; Exercise Price: $400.00	$(5,963,808)	(148)	$(152,440)
Citigroup, Inc., Expiration: 12/05/2025; Exercise Price: $105.00	(2,569,280)	(248)	(21,080)
Goldman Sachs Group, Inc., Expiration: 12/05/2025; Exercise Price: $830.00	(1,652,080)	(20)	(14,000)
Home Depot, Inc., Expiration: 12/05/2025; Exercise Price: $350.00	(1,641,832)	(46)	(37,260)
JPMorgan Chase & Co., Expiration: 12/05/2025; Exercise Price: $320.00	(2,786,412)	(89)	(8,010)
Meta Platforms, Inc., Expiration: 12/05/2025; Exercise Price: $630.00	(1,619,875)	(25)	(53,250)
Microsoft Corp., Expiration: 12/05/2025; Exercise Price: $520.00	(6,986,542)	(142)	(2,272)
Oracle Corp., Expiration: 12/05/2025; Exercise Price: $212.50	(3,877,440)	(192)	(33,408)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 12/05/2025; Exercise Price: $305.00	(1,486,701)	(51)	(4,488)
TOTAL WRITTEN OPTIONS (Premiums received $149,024)			$(326,208)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

SWP Growth & Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$115,400,771	$–	$–	$115,400,771
Real Estate Investment Trusts	4,983,674	–	–	4,983,674
Money Market Funds	481,222	–	–	481,222
Total Investments	$120,865,667	$–	$–	$120,865,667

Liabilities:
Investments:
Written Options	$(326,208)	$–	$–	$(326,208)
Total Investments	$(326,208)	$–	$–	$(326,208)

Refer to the Schedule of Investments for further disaggregation of investment categories.